SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance expenses	[1]	$ 385,832	$ 376,678
Deposit		30,183	73,350
Other prepaid expenses		42,000	52,500
Total prepaid expenses and other current assets		$ 458,015	$ 502,528

[1]	The prepaid insurance expenses represented prepaid directors and officers’ insurance.